      As filed with the Securities and Exchange Commission on July 26, 2002
                           Registration Nos. 002-69938
                                    811-3112

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 33
                                     To The
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940


                 SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
                     (Exact name of Registrant as specified
                        in the Articles of Incorporation)

                   125 Broad Street, New York, New York l0004
                    (Address of principal executive offices)

                                 (203) 890-7026
                         (Registrant's telephone number)

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                  300 First Stamford Place, Stamford, CT 06902
                     (Name and address of agent for service)

            Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

[       ]   immediately upon filing pursuant to paragraph (b)

[  XX   ]    on July 29, 2002 pursuant to paragraph (b) of Rule 485

[       ]   60 days after filing pursuant to paragraph (a)(i)

[       ]   on (date) pursuant to paragraph (a)(i)

[       ]   75 days after filing pursuant to paragraph (a)(ii)

[       ]   on (date) pursuant to paragraph (a)( ii) of Rule 485.

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective Amendment.

         PART A   PROSPECTUS

         PART B  STATEMENT OF ADDITIONAL INFORMATION

         PART C  Other Information

                                   PROSPECTUS



                                  SMITH BARNEY
                                 MUNICIPAL MONEY
                                MARKET FUND, INC.



Class A and Y Shares
July 29, 2002



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



                                  [SMITH BARNEY
                               MUTUAL FUNDS LOGO]



   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

1                                                      Smith Barney Mutual Funds


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.



   CONTENTS

Investments, risks and performance.........................    2

More on the fund's investments.............................    6

Management.................................................    7

Choosing a class of shares to buy..........................    8

Letter of intent: Class Y shares...........................    9

Deferred sales charges.....................................   10

Buying shares..............................................   11

Exchanging shares..........................................   12

Redeeming shares...........................................   14

Other things to know about share transactions..............   16

Dividends, distributions and taxes.........................   18

Share price................................................   19

Financial highlights.......................................   20


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve its value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Smith Barney Municipal Money Market Fund, Inc.                                 2


   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks to provide income exempt from regular federal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in short-term high quality "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam). The interest on these securities is excluded from gross income for federal income taxes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to federal income taxation. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

- Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states

- Measures the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Municipal securities fall out of favor with investors

- Unfavorable legislation affects the tax-exempt status of municipal securities

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of any gains generally will be, subject to federal income taxation. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be subject to state income taxation. While not expected, the fund may occasionally realize taxable gains on the sale of its securities.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you are a taxpayer:

- In a high federal tax bracket seeking current income exempt from federal taxation

- Seeking exposure to short-term municipal securities at a minimum level of additional risk

- Are looking to allocate a portion of your assets to money market securities

Smith Barney Municipal Money Market Fund, Inc.                                 4


RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance (before and after-taxes) does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 full calendar years. Class Y shares have different performance because of different expenses.


                          TOTAL RETURN: CLASS A SHARES

Risk bar chart

92                                                                               2.50
93                                                                               1.90
94                                                                               2.35
95                                                                               3.43
96                                                                               2.97
97                                                                               3.13
98                                                                               2.96
99                                                                               2.73
00                                                                               3.56
01                                                                               2.33

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS (PAST 10 YEARS):


Highest: 0.94% in 4th quarter 2000; Lowest: 0.36% in 4th quarter 2001 Year to date: 0.51% through 6/30/02.


RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 2001



         CLASS          INCEPTION DATE   1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION
           A               4/30/90       2.33%      2.94%     2.78%        n/a
           Y               2/12/96       2.42%     3.05%      n/a            3.03%
     90 day T-bill                       3.43%      4.84%     4.58%        n/a



7 DAY YIELD:  AS OF DECEMBER 31, 2001:



Class A 1.31%; Class Y 1.42%.

5                                                      Smith Barney Mutual Funds

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES

       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       CLASS A   CLASS Y
  Maximum sales charge (load) imposed on purchases
  (as a % of offering price)                            None     None

  Maximum deferred sales charge (load) (as a % of the
  lower of net asset value at purchase or redemption)  None*     None

                         ANNUAL FUND OPERATING EXPENSES


         (EXPENSES DEDUCTED FROM FUND ASSETS)          CLASS A   CLASS Y
  Management fees                                       0.48%     0.48%

  Distribution and service (12b-1) fees                 0.10%      None
  Other expenses                                        0.03%     0.00%
                                                        -----     -----

  Total annual fund operating expenses                  0.61%     0.48%


*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same
                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemptions)                        $62      $195      $340       $762

  Class Y (with or without
  redemptions)                        $49      $154      $269       $604

Smith Barney Municipal Money Market Fund, Inc.                                 6


   MORE ON THE FUND'S INVESTMENTS

MUNICIPAL SECURITIES The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

STRUCTURED SECURITIES The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.


DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of taxable money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

7                                                      Smith Barney Mutual Funds

   MANAGEMENT


MANAGER The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 333 West 34th Street, New York, New York 10001. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



MANAGEMENT FEES During the fiscal year ended March 31, 2002, the manager received an advisory fee equal to 0.48% of the fund's average daily net assets.


DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Travelers Bank & Trust, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain functions, including shareholder record keeping and accounting services.

Smith Barney Municipal Money Market Fund, Inc.                                 8


   CHOOSING A CLASS OF SHARES TO BUY

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:

- A broker/dealer, financial intermediary financial institution or a distributor's financial consultants (each called a "Service Agent")

- The fund, but only if you are investing through certain Service Agents.

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                     INITIAL          ADDITIONAL
                                              CLASS A     CLASS Y     ALL CLASSES
  General                                     $1,000    $15 million       $50

  Uniform Gift to Minors Accounts              $250     $15 million       $50

9                                                      Smith Barney Mutual Funds

   LETTER OF INTENT: CLASS Y SHARES


You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

Smith Barney Municipal Money Market Fund, Inc.                                10


   DEFERRED SALES CHARGES

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for Class A shares will generally be waived:

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, or consult the Statement of Additional Information ("SAI").

11                                                     Smith Barney Mutual Funds

   BUYING SHARES



   Through a Service   You should contact your Service Agent to open a
               Agent   brokerage account and make arrangements to buy
                       shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       Your Service Agent may charge an annual account
                       maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of certain
                fund   Service Agents are eligible to buy shares
                       directly from the fund.
                       - Write the fund at the following address:
                           SMITH BARNEY MUNICIPAL MONEY MARKET FUND,
                       INC.
                       (SPECIFY CLASS OF SHARES)
                       C/O PFPC GLOBAL FUND SERVICES
                       P.O. BOX 9699
                       PROVIDENCE, RHODE ISLAND 02940-9699
                       - Enclose a check to pay for the shares. For
                       initial purchases, complete and send an account
                         application.
                       - For more information, please call Smith Barney
                         Shareholder Services at 1-800-451-2010.
                       For more information, contact your Service
                       Agent, or the transfer agent or consult the SAI.

Smith Barney Municipal Money Market Fund, Inc.                                12


   EXCHANGING SHARES

 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors   the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                       in your state of residence. Contact your
                         Service Agent or the transfer agent.
                       - Exchanges of Class A shares are subject to
                         minimum investment requirements and all
                         shares are subject to the other
                         requirements of the fund into which
                         exchanges are made.
                       - If you hold share certificates, the
                       sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
       Sales charges   Your shares may be subject to an initial
                       sales charge at the time of the exchange. For
                       more information, contact your Service Agent
                       or the transfer agent.
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase of another fund's shares
                       subject to a deferred sales charge.

13                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. Call the
                       transfer agent at 1-800-451-2010 between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to the
                       sub-transfer agent at the address on the
                       following page.

Smith Barney Municipal Money Market Fund, Inc.                                14


   REDEEMING SHARES

           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at the following
                       address:
                           SMITH BARNEY MUNICIPAL MONEY MARKET FUND,
                       INC.
                       (SPECIFY CLASS OF SHARES)
                       C/O PFPC GLOBAL FUND SERVICES
                       P.O. BOX 9699
                       PROVIDENCE, RHODE ISLAND 02940-9699
                       Your written request must provide the
                       following:
                       - The name of the fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered

15                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to redeem
                       shares in amounts up to $50,000 per day
                       through the fund. You must complete an
                       authorization form to authorize telephone
                       redemptions. If eligible, you may request
                       redemptions by telephone on any day the New
                       York Stock Exchange ("N Y S E ") is open.
                       Call the transfer agent at 1-800-451-2010
                       between 9:00 a.m. and 4:00 p.m. (Eastern
                       time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. A
                       sub-transfer agent may charge a fee on a wire
                       or an electronic transfer (ACH).
--------------------------------------------------------------------
                       For more information, contact your Service
                       Agent or consult the SAI.

Smith Barney Municipal Money Market Fund, Inc.                                16


   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when a Service Agent, the transfer agent or the sub-transfer agent receives, or converts the purchase amount into, federal funds.

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $50,000

- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

17                                                     Smith Barney Mutual Funds

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.



The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.



For more information, contact your Service Agent or the transfer agent or consult the SAI.


EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as recordholder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

Smith Barney Municipal Money Market Fund, Inc.                                18


   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

        TRANSACTION                 FEDERAL TAX STATUS

  Redemption or exchange    Usually no gain or loss; loss may
  of shares                 result to extent of any deferred
                            sales charge
  Long-term capital gain    Long-term capital gain
  distributions

  Short-term capital gain   Ordinary income
  distributions
  Dividends                 Excluded from gross income if from
                            interest on tax-exempt securities,
                            otherwise ordinary income

The fund anticipates that it will normally not earn, and hence would not distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

19                                                     Smith Barney Mutual Funds

   SHARE PRICE


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the N Y S E is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The N Y S E is closed on certain holidays listed in the SAI.


The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

         FORM OF                    PURCHASE IS EFFECTIVE
    PURCHASE PAYMENT                 AND DIVIDENDS BEGIN

  -- Payment in federal  If received before     At the close of
     funds               the close of regular   regular trading on
                         trading on the         the Exchange on that
                         Exchange:              day

  -- Having a            If received after the  At the close of
     sufficient cash     close of regular       regular trading on
     balance in your     trading on the         the Exchange on the
     account with a      Exchange:              next business day
     Service Agent
  -------------------------------------------------------------------

  -- Other forms of      At the close of
     payment, with       regular trading on
     conversion into,    the Exchange on the
     or advance of,      next business day
     federal funds by a
     Service Agent

  -- Other forms of
     payment received
     by the transfer
     agent

Service Agents must transmit all orders to buy, exchange or redeem shares to the sub-transfer agent before the sub-transfer agent's close of business.

Smith Barney Municipal Money Market Fund, Inc.                                20


   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


                FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2002     2001     2000     1999     1998
-----------------------------------------------------------------------------
Net asset value, beginning of
  year                              $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------
  Net investment income             0.018    0.035    0.028    0.028    0.031
  Dividends from net investment
    income                        (0.018)  (0.035)  (0.028)  (0.028)  (0.031)
-----------------------------------------------------------------------------
Net asset value, end of year        $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------
Total return                        1.84%    3.54%    2.89%    2.84%    3.15%
-----------------------------------------------------------------------------
Net assets, end of year
  (millions)                      $8,443   $8,452   $7,003   $7,104   $6,336
-----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(1)                       0.61%    0.62%    0.63%    0.62%    0.61%
  Net investment income              1.82     3.40     2.84     2.79     3.10
-----------------------------------------------------------------------------


(1) As a result of voluntary expense limitations, expense ratios did not exceed 0.70% for any share class.

21                                                     Smith Barney Mutual Funds

                FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                  2002      2001     2000     1999    1998
---------------------------------------------------------------------------
Net asset value, beginning of
  year                             $1.00     $1.00    $1.00   $1.00   $1.00
---------------------------------------------------------------------------
  Net investment income            0.019     0.036    0.030   0.029   0.032
  Dividends from net
    investment
    income                       (0.019)   (0.036)  (0.030)  (0.029) (0.032)
---------------------------------------------------------------------------
Net asset value, end of year       $1.00     $1.00    $1.00   $1.00   $1.00
---------------------------------------------------------------------------
Total return                       1.93%     3.66%    3.03%   2.95%   3.25%
---------------------------------------------------------------------------
Net assets, end of year
  (millions)                     $1.0      $0.8     $0.5     $24.0   $0.5
---------------------------------------------------------------------------
Ratio to average net assets:
  Expenses(1)                      0.48%     0.49%    0.50%   0.49%   0.52%
  Net investment income             1.92      3.50     2.87    2.90    3.23
---------------------------------------------------------------------------


(1) As a result of the voluntary expense limitations, expense ratios will not exceed 0.70% for any share class.

[SALOMON SMITH BARNEY LOGO]


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling Travelers Bank & Trust, fsb at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED. is a service mark of Salomon Smith Barney Inc.



(Investment Company Act
file no. 811-03112)
FD2310 7/02

Smith Barney
MUNICIPAL MONEY MARKET FUND, INC.
125 Broad Street
New York, New York 10004
(800) 451-2010


STATEMENT OF ADDITIONAL INFORMATION                                July 29, 2002


      This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of Smith Barney Municipal Money Market Fund Inc. (the "fund") dated July 29, 2002, as amended or supplemented from time to time, and should be read in conjunction with the fund's prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. The fund's prospectus and copies of the reports may be obtained free of charge from your Service Agent or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS

DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
INVESTMENT RESTRICTIONS
INVESTMENT MANAGEMENT
PURCHASE OF SHARES
REDEMPTION OF SHARES
DISTRIBUTOR
DISTRIBUTION ARRANGEMENTS
PERFORMANCE DATA
VALUATION OF SHARES
EXCHANGE PRIVILEGE
TAXES
ADDITIONAL INFORMATION
FINANCIAL STATEMENTS
OTHER INFORMATION
APPENDIX A - RATINGS OF MUNICIPAL OBLIGATIONS

DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

      Overall responsibility for management and supervision of the fund rests with the fund's board of directors. The directors approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the fund's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the fund are delegated to the manager.

      The names of the Directors and executive officers of the fund, together with information as to their principal business occupations during the past five years, are set forth below.

  NAME, ADDRESS, AND      POSITION(S)      TERM OF       PRINCIPAL OCCUPATION(S) DURING        NUMBER OF        OTHER DIRECTORSHIPS
         AGE               HELD WITH     OFFICE* AND              PAST 5 YEARS                INVESTMENT         HELD BY DIRECTOR
                             FUND         LENGTH OF                                          COMPANIES IN
                                         TIME SERVED                                         FUND COMPLEX
                                                                                             OVERSEEN BY
                                                                                               DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTOR:

Lee Abraham                 Director         1993       Retired; Former Chairman and CEO           9             Signet Group plc
37 Fairwynds Drive                                        of Associated Corp., a major
Lenox, MA 01240                                               retail merchandising
Age: 74                                                 organization; Former Director of
                                                       Galey & Lord, Liz Claiborne, R.G.
                                                        Barry Corporation and eNote.Com
                                                                      Inc.

Allan J. Bloostein          Director         1985       President of Allan J. Bloostein           16           Taubman Centers Inc.
27 West 67th Street                                     Associates, a consulting firm;
New York, NY 10023                                     Former Director of CVS Corporation
Age: 72

Jane F. Dasher              Director         1999        Controller of PBK Holdings, a             9                   None
283 Greenwich Ave                                            family investment firm
Greenwich, CT
06830
Age: 52

Donald R. Foley             Director         1999                   Retired                        9                   None
3668 Freshwater Drive
Jupiter, FL 33477
Age: 79

Richard E. Hanson, Jr.      Director         1985      Retired; Formerly Head of The New           9                   None
2751 Vermont Rte 140                                     Atlanta Jewish Community High
Poultney, VT 05764                                          School, Atlanta Georgia
Age: 60

Paul Hardin                 Director         1999       Professor of Law and Chancellor           15                   None
12083 Morehead                                          Emeritus at University of North
Chapel Hill, NC 27514                                       Carolina at Chapel Hill
Age: 71

  NAME, ADDRESS, AND      POSITION(S)      TERM OF       PRINCIPAL OCCUPATION(S) DURING        NUMBER OF        OTHER DIRECTORSHIPS
         AGE               HELD WITH     OFFICE* AND              PAST 5 YEARS                INVESTMENT         HELD BY DIRECTOR
                             FUND         LENGTH OF                                          COMPANIES IN
                                         TIME SERVED                                         FUND COMPLEX
                                                                                             OVERSEEN BY
                                                                                               DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Roderick C. Rasmussen       Director         1999             Investment Counselor                 9                   None
9 Cadence Court
Morristown, NJ 07960
Age: 76

John P. Toolan              Director         1999                   Retired                        9          Trustee John Hancock
13 Chadwell Place                                                                                                    Funds
Morristown, NJ 07960
Age: 71

INTERESTED DIRECTOR:

Heath B.                    Director/        1995          Managing Director of SSB;              74                   None
McLendon **                 Chairman                    President and Director of Smith
SSB                                                     Barney Funds Management ("SBFM"
125 Broad Street                                         or the Manager) and Travelers
New York, NY  10004                                     Investment Adviser, Inc ("TIA");
Age: 69                                                    Director of The Travelers
                                                         Investment Management Company

R. Jay Gerken**             Director/        2002           Managing Director of SSB              41                   None
SSB                         President
125 Broad Street
New York, NY 10004
Age: 51


      *Directors are elected until their successors are elected and qualified.

      **Mr. McLendon and Mr. Gerken are Directors who are "interested persons" of the fund as defined in the 1940 Act because they are officers of SBFM and its affiliates.


EXECUTIVE
OFFICERS
Joseph Deane                     Vice President and      1999          Managing Director of SSB and           N/A            N/A
SSB                              Investment Officer                     Investment Officer of SBFM
333 West 34th Street
New York, NY 10001
Age: 54

Julie Callahan                   Vice President and      2002        Assistant Vice President of SSB          N/A            N/A
SSB                              Investment Officer
333 West 34th Street
New York, NY 10001
Age: 29

Lewis E. Daidone                    Senior Vice          1990        Managing Director of SSB; Senior         N/A            N/A
SSB                                  President                           Vice President and Chief
125 Broad Street                     and Chief                       Administrative Officer of Smith
New York, NY 10004                 Administrative                   Barney Mutual Funds; Director and
Age: 44                               Officer                          Senior Vice President of the
                                                                             Manager and TIA

Richard Peteka                    Chief Financial        2002        Director of SSB; Vice President,         N/A            N/A
SSB                                 Officer and                     Head of Mutual Fund Administration
125 Broad Street                     Treasurer                         and Treasurer at Oppenheimer
New York, NY 10004                                                        Capital from 1996-1999
Age: 41

Kaprel Ozsolak                       Controller          2002             Vice President of SSB               N/A            N/A
SSB
125 Broad Street
New York, NY 10004
Age: 36

Christina T. Sydor                   Secretary           1987       Managing Director of SSB; General         N/A            N/A
SSB                                                                    Counsel and Secretary of the
300 First Stamford  Pl.                                                      Manager and TIA
Stamford, CT 06902
Age: 51

      The officers of the fund are compensated by Salomon Smith Barney and are not separately compensated by the fund.


      The following table sets forth the dollar range of equity securities in the Company beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Fund Complex as of December 31, 2001.

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                   DOLLAR RANGE OF EQUITY                  REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR
   NAME OF DIRECTOR               SECURITIES IN THE COMPANY                         IN FAMILY OF INVESTMENT COMPANIES
   ----------------               -------------------------                         ---------------------------------
Lee Abraham                                  None                                                 None
Allan J. Bloostein                           None                                             Over $100,000
Jane F. Dasher                               None                                            $10,001-50,000
Donald R. Foley                              None                                             Over $100,000
Richard E. Hanson, Jr.                       None                                               $1-10,000
Paul Hardin                                  None                                             Over $100,000
Heath B. McLendon                            None                                             Over $100,000
Roderick C. Rasmussen                        None                                            $10,001-50,000
John P. Toolan                               None                                             Over $100,000

      As of July 19, 2002, none of the independent directors, or their immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.

The Fund has no compensation committee of the Board or any committee performing similar functions. The Fund has an administrative and governance committee composed of four independent directors, Lee Abraham, Jane Dasher, Donald R. Foley and Paul Hardin, which acts as a nominating committee of the Board of Directors.

The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the board of directors. The Nominating Committee will consider nominees recommended by each fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund's Secretary. The Nominating Committee did not meet during each fund's most recent fiscal year.

The Fund has an audit and investment performance committee ("Audit Committee") comprised solely of members who are independent as defined in the NYSE's Listed Company Manual. The members of the Audit and Investment Performance Committee are John Toolan, Alan J. Bloostein, Richard E. Hanson and Roderick C. Rasmussen.

In accordance with its written charter adopted by the board of directors, the Audit Committee assists the board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the funds. It also makes recommendations to the board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the funds' internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the funds, its adviser and affiliates by the independent public accountants. During the fund's most recent fiscal year, the Audit Committee met once.

The Fund also has a pricing committee composed of the Chairman of the Board and one independent director which is charged with determining fair value prices for securities when required.

      The following table shows the compensation paid by the fund to each Director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested directors of the fund are compensated by Salomon Smith Barney. The fund pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2500 with respect to in- person meetings. In addition, these directors receive $100 per fund for each telephone meeting plus reimbursement for travel and out-of-pocket expenses. For the fund's fiscal year ended March 31, 2002, such fees and expenses totaled $13,380.

      As of July 19, 2002, the Directors and officers of the fund as a group owned less than 1% of the outstanding common stock of the fund. As of July 19, 2002, to the knowledge of the fund and the Board, the following shareholders or "groups" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund:

                               COMPENSATION TABLE


                                AGGREGATE COMPENSATION        PENSION OR              TOTAL COMPENSATION      TOTAL NUMBER OF FUNDS
                                    FROM THE FUND         RETIREMENT BENEFITS      FROM FUND COMPLEX FOR      FOR WHICH DIRECTOR
                                FOR FISCAL YEAR ENDED     ACCRUED AS PART OF        CALENDAR YEAR AS OF          SERVES WITHIN
NAME OF DIRECTOR                       3/31/02              FUND'S EXPENSES               12/31/01               FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
Lee Abraham                              $5,677.39                $0                       $73,500                      9
Allen J. Bloostein                        5,677.39                 0                       117,100                     16
Jane Dasher                               5,677.39                 0                        74,700                      9
Donald R. Foley**                         3,688.21                 0                        71,500                      9
Richard E. Hanson, Jr.                    5,677.39                 0                        73,800                      9
Paul Hardin                               5,677.39                 0                       110,800                     15
Heath B. McLendon*                            0                    0                             0                     74
Roderick C. Rasmussen                     3,066.27                 0                        59,200                     11
John P. Toolan**                              0.00                 0                        74,100                      9

----------
*     Designates a director who is an "interested person" of the fund.


** Pursuant to the fund's deferred compensation plan, the indicated directors have elected to defer the following amounts of their compensation from the fund: Donald R Foley: $1,989.18, John P. Toolan: $5,677.39,and Roderick C. Rasmussen $2,486.48; and the following amounts of their total compensation from the Fund Complex: Donald R. Foley: $21,600, John P. Toolan: $74,100, Roderick Rasmussen: $15,000.

      Upon attainment of age 80 the fund's current directors are required to change to emeritus status. Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the fund's last fiscal year, aggregate compensation from the fund to emeritus directors totaled $1,975.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

      The prospectus discusses the fund's investment objective and the policies. The following discussion supplements the description of the fund's investment policies in the prospectus. The fund will pursue its objective by investing in a diversified portfolio of municipal obligations, the interest on which is excluded from gross income for federal income tax purposes in the opinion of counsel to the various issuers. The fund operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 397 days, or maintain a dollar-weighted average portfolio maturity in excess of 90 days.

      In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is excluded from gross income for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for federal income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the fund nor SSB Citi will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

      Except for temporary defensive purposes, at least 80% of the fund's assets will be invested in municipal obligations that produce income that is exempt from federal income tax (other than the alternative minimum tax). In each of the fund's prior fiscal years, 100% of its income has been exempt from federal income tax and the fund's shares have had a stable $1.00 price.

      The fund's investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group (S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.

      The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs such as Moody's and S&P represent their opinions as to the quality to the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

      Municipal obligations, which are issued by states, municipalities and their agencies, may include municipal notes and bonds. The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      For purposes of diversification and concentration under the 1940 Act, the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

      Among the types of obligations in which the fund may invest are floating or variable rate instruments subject to demand features ("demand instruments"); tax-exempt commercial paper; and notes such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than 13 months but have a demand feature (or "put") that entitles the holder to receive the principal amount of the underlying security and may be exercised either (a) at any time on no more than 30 days' notice; or (b) at specified intervals not exceeding one year and upon no more than 30 days' notice. Demand features generally consist of a letter of credit issued by a domestic or foreign bank. A variable rate instrument provides for adjustment of its interest rate on set dates and upon such adjustment can reasonably be expected to have a market value that approximates its amortized cost; a floating rate instrument provides for adjustment of its interest rate whenever a specified interest rate (e.g., the prime rate) changes and at any time can reasonably be expected to have a market value that approximates its amortized cost.

      The fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

      Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the board of directors (the "board"), has determined meets the prescribed quality standards for the fund. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of its participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by the fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by the fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

      PRIVATE ACTIVITY BONDS. The fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds. These private activity bonds are included in the term "municipal obligations" for purposes of determining compliance with the 80% test described above. Dividends derived from interest on any tax-exempt municipal obligations are a component of the "current earnings" adjustment for purposes of the federal corporate alternative minimum tax.

      STRUCTURED SECURITIES. The fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate:; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

      The fund will not invest more than 10% of the value of its assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

      WHEN-ISSUED SECURITIES. The fund may purchase municipal obligations on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase municipal obligations on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

      Municipal obligations are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal obligations tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal obligations on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank or in the fund's records. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes.

      When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      STAND-BY COMMITMENTS. The fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because the fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and affect its share price. The fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, the manager, acting under the supervision of the fund's board of directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements.

      PUTS. Among the types of securities that the fund may purchase are municipal obligations having put features. A "put" is a right to sell a specified underlying security or securities within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying security or securities. The types of puts that the fund may purchase include "demand features" and "standby commitments." A "standby commitment" entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Although it is permissible for the fund to purchase securities with standby commitments, as a practical matter, it is unlikely that the fund would have the need or the opportunity to do so because such puts are not commonly available.

      OTHER FACTORS TO BE CONSIDERED. The fund anticipates being as fully invested as practicable in tax-exempt securities. The fund may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the fund's net assets be invested in taxable investments except when the manager has determined that market conditions warrant the fund adopting a temporary defensive investment posture. To the extent the fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the l.c. fund's investment objective.

      The fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

      Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in the fund's portfolio may be less liquid than that for taxable fixed-income securities. Accordingly, the ability to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

      The fund may engage in short-term trading to attempt to take advantage of short-term market variations or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the fund may realize a gain or loss. From its commencement of operations, the fund has not realized any significant gain or loss during any fiscal year.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the fund and the value of the fund's portfolio would be affected. The fund's board of directors would then reevaluate the fund's investment objective and policies.

INVESTMENT RESTRICTIONS

      The fund is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act. The fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's board of directors without shareholder approval, subject to any applicable disclosure requirements.

FUNDAMENTAL POLICIES. Without the approval of a majority of its outstanding voting securities, THE FUND MAY NOT:

      1. issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      2. invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      3. borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

      4. make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the Act.

      5. engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      6. purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
      (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

      7. invest in a manner that would cause the fund to fail to be a "diversified company" under the Act and the rules, regulations and orders thereunder.

NONFUNDAMENTAL POLICIES.  As nonfundamental policies, THE FUND MAY NOT:

      1. purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      2. purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

      All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

INVESTMENT MANAGEMENT

      SBFM serves as investment adviser to the fund pursuant to a written agreement (the "Management Agreement"), which was approved by the fund's board of directors, including a majority of the directors who are not interested persons of the fund or Salomon Smith Barney (the "independent directors"). Subject to the supervision and direction of the fund's board of directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM (through predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of June 30, 2002 consisting of $101.9 billion.

      The fund's Management Agreement with the manager was approved by shareholders on September 16, 1994, became effective on November 7, 1994, and was amended as of September 3, 1997. The Management Agreement provides that the fund's management fee will be calculated as follows: 0.50% of the first $2.5 billion of average daily net assets; 0.475% of the next $2.5 billion of average daily net assets; 0.45% of the next $2.5 billion of average daily net assets; and 0.40% of average daily net assets over $7.5 billion.

      For the fiscal years ended March 31, 2000, 2001 and 2002, the management fees were $32,557,540, $35,532,144 and $38,844,966, respectively, and there were no expense limitation reimbursements (see "Management " in the Prospectus).

      The Management Agreement further provides that all other expenses not specifically assumed by the manager are borne by the fund. Expenses payable by the fund include, but are not limited to, charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund), transfer agents and registrars, expenses of registering or qualifying shares for sale (including the printing of the fund's registration statements and prospectuses), out-of-pocket expenses of directors and fees of directors who are not "interested persons" of the fund as defined in the 1940 Act, association membership dues, charges of auditors and legal counsel, expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, insurance expense, costs of performing portfolio valuations, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the fund's corporate existence. No sales or promotion expenses are incurred by the fund, but expenses incurred in complying with laws regulating the issue or sale of the fund's shares, which are paid by the fund, are not deemed sales or promotion expenses.

      The Management Agreement will continue in effect if specifically approved annually by a majority of the directors of the fund who are not parties to such contract or "interested persons" of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of a majority of the fund's outstanding shares as defined in the Act.

      The Management Agreement provides that the manager is not liable for any act or omission in the course of or in connection with rendering services under the Management Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligation or duties. The Management Agreement permits the manager to render services to others and to engage in other activities.

CODE OF ETHICS

      Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment adviser and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

      A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission (the "SEC").

COUNSEL

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the fund.

Sullivan & Cromwell, 125 Broad Street, New York, New York, 10004 serves as counsel to the directors who are not "interested persons" of the fund.

AUDITORS

      KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected to serve as the fund's independent auditor and to render an opinion on the fund's financial statements and highlights for the fiscal year ended March 31, 2003.

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

      The fund has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for the fund.. Among other things, State Street calculates the daily net asset value for the fund. Securities may be held by a sub-custodian bank approved by the fund's directors.

      The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts, 02110.

      Travelers Bank & Trust fsb (the "transfer agent") located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

      PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at P.O. Box 9699 Providence, R.I. 02940-9699 serves as the fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions. Under the transfer agency agreement, PFPC maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, PFPC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

PURCHASE OF SHARES

      Investors may purchase shares from a Service Agent. In addition, certain investors, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class Y shares. Your Service Agent may charge customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC are not subject to a maintenance fee. The minimum initial investment for Class A is $1,000 and the minimum subsequent investment is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, and Directors or Trustees of any Travelers-affiliated funds, including the Smith Barney mutual funds, and their spouses and children. The minimum initial investment for Class Y is $15,000,000. Subsequent investments of at least $50 may be made for either class. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the fund's sub-transfer agent. Share Certificates are issued only upon a shareholder's written request to the sub-transfer agent.

LETTER OF INTENT - CLASS Y SHARES. A letter of Intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of at least $5,000,000 in Class Y shares of the fund and agree to purchase a total of at least $15,000,000 of Class Y Shares of the fund within 13 months from the date of the letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact your Service Agent or the transfer agent for further information.

REDEMPTION OF SHARES

      Shareholders may redeem their shares without charge on any day a fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before 12 noon, Eastern time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, Eastern time, are priced at the net asset value next determined. Redemption requests must be made through the Service Agent through whom the shares were purchased, except that shareholders who purchased shares of the fund from the transfer agent may also redeem shares directly through the transfer agent. A shareholder desiring to redeem shares represented by certificates also must present the certificates to their Service Agent or the sub-transfer agent endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by sub-transfer agent in proper form.

      The fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the New York Stock Exchange Inc. (the "NYSE") is closed and the settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to fifteen days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

      Fund shareholders who purchase securities through a Service Agent may take advantage of special redemption procedures under which Class A shares of the fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with a Service Agent. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a deferred sales charge (see "Redemption of Shares") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with a Service Agent may be margined to satisfy debit balances if sufficient fund shares that are not subject to any applicable deferred sales charge are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Service Agent.

      A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a written redemption request in excess of $50,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

      TELEPHONE REDEMPTION AND EXCHANGE PROGRAM. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the sub-transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

      REDEMPTIONS. Redemption requests of up to $50,000 of any class or classes of a fund's shares may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

      EXCHANGES. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

      ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND EXCHANGE PROGRAM. Neither the fund nor the agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

      DEFERRED SALES CHARGE Class A shares which were originally acquired in one of the other Smith Barney mutual funds at net asset value subject to a deferred sales charge, continue to be subject to any applicable deferred sales charge of the original fund. Therefore, such Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a deferred sales charge of 1.00%. The amount of any deferred sales charge will be paid to and retained by Salomon Smith Barney. The deferred sales charge will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

      In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney mutual funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain (if any) or increase the loss (if any), as the case may be, on redemption.

      The deferred sales charge on Class A shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

      Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

DISTRIBUTOR

      DISTRIBUTOR. Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013, serves as the fund's distributor on a best efforts basis pursuant to a distribution agreement dated June 5, 2000 (the "Distribution Agreement"), which was approved by the fund's board of directors. This Distribution Agreement replaces the Distribution Agreement with CFBDS, Inc.

      BROKERAGE. The manager places orders for the purchase and sale of securities for the funds of the fund. All of the portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.

      When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to the settlement date, such as an investment in a money market fund (other than the Salomon Smith Barney Exchange Reserve Fund) of the Smith Barney mutual funds. If the investor instructs Salomon Smith Barney to invest in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The fund's board of directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.


      For the fiscal year ended March 31, 2002, Salomon Smith Barney incurred distribution expenses totaling $8,832,330 consisting of $1,734,739 for mutual fund marketing, $1,745,312 for overhead expenses, $311,195 for branch fixed expenses, $686,158 for money market processing fees, and $4,354,925 to Salomon Smith Barney Financial Consultants.

DISTRIBUTION ARRANGEMENTS

      To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee at the rate of 0.10% of the average balance of class shares held in the accounts of the customers of financial consultants. The fee is used by Salomon Smith Barney to pay its financial consultants for servicing shareholder accounts for as long as shareholders remain a holder of the class.

      The following service and distribution fees were incurred during the fiscal years ended as indicated:

            DISTRIBUTION PLAN FEES

                                      3/31/02           3/31/01           03/31/00
Class A......................        $8,287,648        $7,501,801        $6,810,949

      Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's board of directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of directors periodic reports of the amounts expended under the Plan and the purpose for which such expenditures were made.

PERFORMANCE DATA

      From time to time, the fund may quote yield, effective yield and taxable equivalent yield of its Class A and Class Y shares in advertisements or in reports and other communications to shareholders.

      The fund's yield for the seven-day period ended March 31, 2002 for Class A shares was 1.04% (the effective yield was 1.05%) and for Class Y shares was 1.16% (the effective yield was 1.17%) with an average dollar-weighted portfolio maturity of 50 days. The tax-equivalent yield was 1.69% and 1.89%, for Class A and Class Y shares, respectively, assuming the payment of Federal income taxes at a rate of 38.6% and the tax-equivalent effective yield was 1.71% and 1.91%, for Class A and Class Y shares, respectively, assuming the payment of Federal income taxes at a rate of 38.6%.

      To compute current yield the fund divides the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such net change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The fund also quotes the average dollar-weighted portfolio maturity of the corresponding seven-day period. In addition, the fund may publish a tax-equivalent yield based on federal tax rates that demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the fund's yield. The tax-equivalent yield does not include any element of non tax-exempt income.

      The fund's equivalent taxable 7-day yield and effective yield for a Class of shares is computed by dividing that portion of the Class' 7-day yield and effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

      Although principal is not insured, it is not expected that the net asset value of the fund's shares will fluctuate because the fund uses the amortized cost method of valuation. (See "Valuation of Shares" below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in the portfolio, and the fund's operating expenses. While current yield information may be useful, investors should realize that current yield will fluctuate and that the yield figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the fund. The yield figures may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.

VALUATION OF SHARES

      Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day,

Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.

      The fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of the fund's portfolio securities (including any securities held in the separate account maintained for "when-issued" securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in the fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 397 days or less and investing in only United States dollar-denominated instruments determined by the board of directors to be of high quality with minimal credit risks and which are Eligible Securities as defined below, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.

      An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b) (i) is rated in the two highest short-term rating categories by any two NSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause
(b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses
(b) and (c) above, the unrated security is determined by the Directors to be of comparable quality to any such rated security.

EXCHANGE PRIVILEGE

      Except as otherwise noted below, shares of each class may be exchanged for shares of the same class in any of the Smith Barney mutual funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class Y shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made and a sales charge may apply.

      CLASS A EXCHANGES. Class A shares of each fund will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney mutual funds sold with a sales charge.

      CLASS Y EXCHANGES. Class Y shareholders of a fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

      ADDITIONAL INFORMATION REGARDING THE EXCHANGE PRIVILEGE. Excessive exchange transactions may be detrimental to each fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares - Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

TAXES

      The following is a summary of selected federal income tax considerations that may affect the fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

      As described above and in the prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

      The fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that the fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income and net short-term capital gains in excess of net long-term capital losses and 90% of its tax-exempt interest income (reduced by certain expenses for its taxable year), the fund will not be liable for federal income taxes to the extent its taxable net investment income and its net realized short-term and long-term capital gains, if any, are distributed to its shareholders. The fund also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be subject to federal alternative minimum taxes and generally will be taxable for state and local income (or intangible) tax purposes.

      Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes to the extent it is deemed related to such exempt-interest dividends. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then for federal income tax purposes, any loss on the sale or exchange of such share, to the extent of such exempt-interest dividends, will be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividends paid by the fund which represents income derived from "private activity bonds" held by the fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover some or all of the fund's dividends and distributions may be a specific tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of fund dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code and (b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal excess net passive income tax.

      Long term capital gains, if any, realized by the fund will be distributed annually as described in the prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long they have held fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the fund's taxable year. If a shareholder receives a capital gain dividend with respect to any share and redeems or sells the share before it has been held by the shareholder for more than six months, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or other disposition of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

      Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions from the fund for the prior calendar year. Any dividends attributable to interest on municipal obligations generally will be taxable as ordinary dividends for state income tax purposes even if such dividends are excluded from gross income for federal income tax purposes except, in certain states, to the extent they are attributable to interest on obligations of those states and certain of their agencies or instrumentalities and any other applicable requirements are satisfied. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, written notice after the close of the fund's taxable year as to the federal income tax status of his or her dividends and distributions. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation and the dollar amount subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in the fund.

ADDITIONAL INFORMATION

      The fund was incorporated under the laws of the State of Maryland on April 1, 1980, and is registered with the SEC as a non-diversified, open-end management investment company.

      Class A and Class Y shares represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular Class. Fund shares do not have cumulative voting rights; are fully paid when issued; have no preemptive, subscription or conversion rights; and are redeemable.

      The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares, and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have on vote for each full share owned and proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

      The fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the transfer agent.

FINANCIAL STATEMENTS

      The fund's financial information will be incorporated by reference to the fund's Annual Report to shareholders for the fiscal year ended March 31, 2002. The Annual Report was filed on June 6, 2002, accession number 000113 3228-02-000187.

OTHER INFORMATION

Smith Barney Mutual Funds offers more than 60 mutual Funds. We understand that many investors prefer an active role in allocating the mix of Funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

CLASSIC SERIES - PORTFOLIO MANAGER DRIVEN FUNDS
The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

PREMIER SELECTIONS SERIES - THE BEST IDEAS, CONCENTRATED FUNDS
A series of Premier Selections funds managed by several of the most experienced and proven managers in the Smith Barney Mutual Fund family is offered. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

RESEARCH SERIES- DRIVEN BY EXHAUSTIVE FUNDAMENTAL SECURITIES ANALYSIS
Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, the Research funds focus on well-defined industries, sectors and trends.

STYLE PURE SERIES - A SOLUTION TO FUNDS THAT STRAY
The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                                   APPENDIX A

RATINGS OF MUNICIPAL OBLIGATIONS

DESCRIPTION OF RATINGS OF STATE AND LOCAL GOVERNMENT MUNICIPAL NOTES

Notes are assigned distinct rating symbols in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S):

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature - a variable rate demand obligation. Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD & POOR'S RATINGS GROUP:

SP-1+ -- This rating indicates a very strong or strong capacity to pay principal and interest and the possession of overwhelming safety characteristics.

                DESCRIPTION OF TWO HIGHEST MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.:

AAA -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated owner than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

STANDARD & POOR'S RATINGS GROUP ("S&P"):

AAA -- Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.:

PRIME 1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

STANDARD & POOR'S RATINGS GROUP:

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

                                      * * *

After purchase by the fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund; however, the manager will consider such event in determining whether the fund should continue to hold the security. To the extent that a rating may change as a result of changes in rating services or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

Item 23. Exhibits

(a)(1) Articles of Amendment dated March 31, 1981 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 14.

(a)(2) Articles of Amendment and Restatement of Articles of Incorporation dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 14.

(a)(3) Articles of Amendment dated July 22, 1991 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15.

(a)(4) Articles of Amendment dated November 10, 1992 are incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 20

(a)(5) Articles Supplementary dated December 8, 1992 are incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 20.

(a)(6) Articles of Amendment dated October 14, 1994 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26

(a)(7) Articles of Amendment dated November 4, 1994 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 26

(a)(8) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 26

(a)(9) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26

(b) Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to Registration Statement No. 2-69938.

(c) Not applicable.

(d)(1) Management Agreement between Registrant and Mutual Management Corp. is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 23 to the Registration Statement.

(d)(2) Transfer and Assumption of Management Agreement is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 26.

(e)(1) Underwriting Agreement between Registrant and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 12.

(e)(2)Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 30. (e)(3) Selling Group Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(e)(4) Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 31.

(f) Not applicable.

(g)(1) Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5.

(g)(2) Master Custodian Agreement between Registrant and State Street Bank and Trust Company filed herewith.

(h)(1) Transfer Agency Agreement between Registrant and First Data Investor Services Group Inc. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 26.

(h)(2) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 31.

(h)(3) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 31.

(i) Not Applicable.

(j)(1) Auditors' Report (see the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information).

(j)(2) Auditors' Consent is filed herein.

(j)(3) Powers of Attorney is incorporated by reference to Post-Effective Amendment No. 32.

(k) Not applicable.

(l) Subscription Agreement between Registrant and National Securities & Research Corporation is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 14.

(m)(1) Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 23.

(m)(2) Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(m)(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment 31.

(n) Financial Data Schedule is not applicable.

(o) Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference To Exhibit 18 to Post-Effective Amendment No.28.

(p) Code of Ethics North America is incorporated by reference to Post-Effective Amendment 31.

Item 24. Persons Controlled by or under Common Control with Registrant

         (None)

Item 25. Indemnification

         Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith

Barney Fund Management LLC (successor to SSB Citi Fund Management) ("Smith Barney Fund Management") and affiliated investment companies.

Item 26. Business and other Connections of Investment Adviser

Investment Adviser - - Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("Smith Barney Fund Management"). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Smith Barney Fund Management pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.Principal Underwriters

(a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

      Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., SSB Citi Funds, Inc. - The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith

Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(b) The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c) Not applicable.

Item 28.          Location of Accountants and Records

(1)               Smith Barney Municipal Money Market Fund Inc.
                  125 Broad Street
                  New York, New York 10004

(2)               Smith Barney Fund Management LLC
                  338 West 34th Street
                  New York, New York 10001

(3)               PFPC Trust Company
                  8800 Tinicum Boulevard
                  Philadelphia, Pennsylvania  19153

(4)               Citi Fiduciary Trust Company
                  125 Broad Street
                  New York, New York 10004

(5)               PFPC Global Fund Services
                  P. O. Box 9699
                  Providence, RI 02940-9699

(6)               Salomon Smith Barney Inc.
                  388 Greenwich Street
                  New York, New York 10013


Item 29. Management Services

         Not applicable.


Item 30. Undertakings

         None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York, on the 26th day of July 2002.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

BY:      /s/ Heath B. McLendon
         ---------------------
         Heath B. McLendon
         Chairman of the Board, President and
         Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                           Title                         Date
/s/ Heath B. McLendon           Chairman of the Board,        July 26, 2002
-----------------------------   President and Chief
(Heath B. McLendon)             Executive Officer


/s/ Lee Abraham*                    Director                  July 26, 2002
-----------------------------
Lee Abraham

/s/ Allan J. Bloostein*             Director                  July 26, 2002
-----------------------------
Allan J. Bloostein

/s/ Richard E. Hanson, Jr.*         Director                  July 26, 2002
-----------------------------
Richard E. Hanson, Jr.

/s/ Jane Dasher*                    Director                  July 26, 2002
-----------------------------
Jane Dasher

/s/Donald R. Foley*                 Director                  July 26, 2002
-----------------------------
(Donald R. Foley)

/s/Paul Hardin*                     Director                  July 26, 2002
-----------------------------
(Paul Hardin)

/s/Roderick C. Rasmussen*           Director                  July 26, 2002
-----------------------------
(Roderick C. Rasmussen)

/s/John P. Toolan*                  Director                  July 26, 2002
-----------------------------
(John P. Toolan)

/s/ R. Jay Gerken*                  Director and President    July 26, 2002
-----------------------------
(R. Jay Gerken)

/s/ Richard Peteka*                 Chief Financial Officer   July 26, 2002
-----------------------------       and Treasurer
(Richard Peteka)

*By: /s/ Christina T. Sydor         Secretary                 July 26, 2009
-----------------------------
Christina T. Sydor
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

Exhibit No.       Exhibit
(g)(2)            Master Custodian Agreement between Registrant and State
                           Street Bank and Trust Company

(j)(2)            Auditor's Consent